Series A Preferred Stock Private Placement Offering (Tables) - Eos SENOLYTIXS Inc [Member]	6 Months Ended
Jun. 30, 2026
Restructuring Cost and Reserve [Line Items]
Schedule of Convertible Notes Payable	Convertible notes payable consists of the following:
	June 30, 2026	December 31, 2025
Convertible note payable, principal	$2,500,000	$-
Less: unamortized debt discount	(125,480)	-
	$2,374,520	$-

Schedule of Convertible Preferred Stock

Convertible preferred stock consisted of the following as of June 30, 2026:

	Shares Authorized	Shares Issued and Outstanding	Issue Price per Share	Carrying Value	Aggregate Liquidation Preference
Series A Preferred Stock	1,900,000	8,823	$17.00	$—	$149,991